Net Loss per Share (Tables)	9 Months Ended
Sep. 30, 2014
Earnings Per Share [Abstract]
Schedule of securities excluded from computation of diluted net loss per share

The following common stock equivalents were excluded from the calculation of diluted net loss per share for the periods indicated because including them would have had an anti-dilutive effect:

	Years Ended December 31,		Nine Months Ended September 30,
	2012	2013	2013	2014
			(unaudited)
Options to purchase common shares	7,559,950	8,548,357	8,396,520	8,723,897
Common stock share warrants	4,852,351	4,852,351	4,852,351	5,029,865
Total	12,412,301	13,400,708	13,248,871	13,753,762